Note 12 - Earnings Per Share - Anti-dilutive Securities (Details) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Stock options excluded (in shares)	290,000	700,000	520,000
Weighted average exercise price of stock options (in dollars per share)	$ 2.40	$ 2.54	$ 2.83
Average market price of common stock (in dollars per share)	$ 1.39	$ 1.70	$ 1.90